Earnings Per Share - Summary of Computation of Basic and Diluted Net Income Per Share (Detail) ¥ / shares in Units, $ / shares in Units, shares in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares
Numerator:
Net income attributable to Cango Inc's shareholders	¥ 302,692,065	$ 44,024,735	¥ 341,009,811	¥ 128,905,984
Series A-2 preferred shares [Member]
Numerator:
Net income attributable to Cango Inc's shareholders | ¥			5,844,580	2,209,325
Less: Allocation of net income to participating securities | ¥			2,905,338	1,098,254
Net income attributable to ordinary shareholders and Series A-2 preferred shareholders | ¥			¥ 2,939,242	¥ 1,111,071
Denominator:
Number of shares used for Basic EPS computation			2,180	2,180
Basic EPS | ¥ / shares			¥ 1.35	¥ 0.51
Numerator:
Net income attributable to ordinary shareholders and Series A-2 preferred shareholders | ¥			¥ 2,939,242	¥ 1,111,071
Net income attributable to ordinary shareholders and Series A-2 preferred shareholders for diluted EPS | ¥			¥ 2,939,242	¥ 1,111,071
Denominator: (millions of shares)
Number of shares used for Basic EPS computation			2,180	2,180
Weighted average effect of dilutive securities:
Number of shares used for diluted EPS computation			2,180	2,180
Diluted EPS | ¥ / shares			¥ 1.35	¥ 0.51
Class A ordinary shares [Member]
Numerator:
Net income attributable to Cango Inc's shareholders	216,674,865	31,514,052
Net income attributable to ordinary shareholders and Series A-2 preferred shareholders	¥ 216,674,865	$ 31,514,052
Denominator:
Number of shares used for Basic EPS computation	199,830	199,830
Basic EPS | (per share)	¥ 1.08	$ 0.16
Numerator:
Net income attributable to ordinary shareholders and Series A-2 preferred shareholders	¥ 216,674,865	$ 31,514,052
Reallocation of net income as a result of conversion of Class B to Class A shares	85,490,464	12,434,072
Net income attributable to ordinary shareholders and Series A-2 preferred shareholders for diluted EPS	¥ 302,692,065	$ 44,024,735
Denominator: (millions of shares)
Number of shares used for Basic EPS computation	199,830	199,830
Weighted average effect of dilutive securities:
Conversion of Class B to Class A ordinary shares	79,330	79,330
Adjustments for dilutive share options	1,720	1,720
Number of shares used for diluted EPS computation	280,880	280,880
Diluted EPS | (per share)	¥ 1.08	$ 0.16
Class B ordinary shares [Member]
Numerator:
Net income attributable to Cango Inc's shareholders	¥ 86,017,200	$ 12,510,683
Net income attributable to ordinary shareholders and Series A-2 preferred shareholders	¥ 86,017,200	$ 12,510,683
Denominator:
Number of shares used for Basic EPS computation	79,330	79,330
Basic EPS | (per share)	¥ 1.08	$ 0.16
Numerator:
Net income attributable to ordinary shareholders and Series A-2 preferred shareholders	¥ 86,017,200	$ 12,510,683
Net income attributable to ordinary shareholders and Series A-2 preferred shareholders for diluted EPS	¥ 85,490,464	$ 12,434,072
Denominator: (millions of shares)
Number of shares used for Basic EPS computation	79,330	79,330
Weighted average effect of dilutive securities:
Number of shares used for diluted EPS computation	79,330	79,330
Diluted EPS | (per share)	¥ 1.08	$ 0.16
Ordinary Shares [Member]
Numerator:
Net income attributable to Cango Inc's shareholders | ¥			¥ 335,165,231	¥ 126,696,659
Less: Allocation of net income to participating securities | ¥			166,610,461	62,980,843
Net income attributable to ordinary shareholders and Series A-2 preferred shareholders | ¥			¥ 168,554,770	¥ 63,715,816
Denominator:
Number of shares used for Basic EPS computation			124,970	124,970
Basic EPS | ¥ / shares			¥ 1.35	¥ 0.51
Numerator:
Net income attributable to ordinary shareholders and Series A-2 preferred shareholders | ¥			¥ 168,554,770	¥ 63,715,816
Reallocation of net income attributable to participating securities | ¥			169,515,799	64,079,097
Reallocation of net income as a result of conversion of Series A-2 preferred shares to ordinary shares | ¥			2,939,242	1,111,071
Net income attributable to ordinary shareholders and Series A-2 preferred shareholders for diluted EPS | ¥			¥ 341,009,811	¥ 128,905,984
Denominator: (millions of shares)
Number of shares used for Basic EPS computation			124,970	124,970
Conversion of Series A-2preferred shares to ordinary shares			2,180	2,180
Weighted average effect of dilutive securities:
Conversion of Series A-1,A-3 and B preferred shares to ordinary shares			125,680	125,680
Number of shares used for diluted EPS computation			252,830	252,830
Diluted EPS | ¥ / shares			¥ 1.35	¥ 0.51